Exhibit 99.3

Findings Details

Deal Loan ID	Seller Loan ID	Last Name	Purpose	Occupancy	Note Date	Original Loan Amount	Property State	Loan Review Status
433394054		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394053		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394052		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394052		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394051		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394051		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394051		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394051		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394050		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394049		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394048		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394199		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394199		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394046		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394047		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394198		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394045		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394045		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394044		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394043		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394197		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394042		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394041		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394040		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394039		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394039		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394039		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394038		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394037		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394037		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394037		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394196		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394036		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Complete
433394195		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394035		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394034		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394034		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394034		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394194		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394193		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394193		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394033		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394191		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394188		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394189		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394187		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394186		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394186		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394186		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394183		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394179		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394179		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394179		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394179		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394179		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC_Complete
433394177		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394175		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394164		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394165		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394165		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394165		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394165		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394165		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394190		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394176		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394174		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394182		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394182		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed
433394182		[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	[Redacted]	QC Completed

Deal Loan ID	Finding Category	FindingStatus	Exception Status Change Date	Finding Grade	Final Grade	Finding Description
433394054	N/A	N/A	2/11/2021	N/A	N/A	N/A
433394053	Compliance	Resolved	12/23/2020	3: Curable	1: Acceptable	* TRID fee violation; Closing Disclosure fees exceeding 0% allowable tolerance from Loan Estimate (Lvl 3)
433394052	Complaince	Waive	[Redacted]	3: Curable	1: Acceptable	* TRID fee violation; Closing Disclosure fees exceeding 0% allowable tolerance from Loan Estimate (Lvl 3)
433394052	Complaince	Waive	[Redacted]	3: Curable	1: Acceptable	* RESPA violation; missing HUD-Homeownership Counseling List (Lvl 3)
433394051	Credit	Resolved	12/1/2020	3: Curable	1: Acceptable	* Incomplete application (Lvl 3)
433394051	Eligibility	Resolved	12/1/2020	3: Curable	1: Acceptable	* Loan Eligibility (Lvl 3)
433394051	Compliance	Resolved	12/1/2020	3: Curable	1: Acceptable	* RESPA violation; missing or incorrect or unexecuted Affiliated Business Disclosure. (Lvl 3)
433394051	Compliance	Resolved	12/1/2020	3: Curable	1: Acceptable	* RESPA violation; missing Service Transfer Disclosure (Lvl 3)
433394050	Credit	Resolved	11/24/2020	3: Curable	1: Acceptable	* Missing initial application (Lvl 3)
433394049	N/A	N/A	1/31/2021	N/A	N/A	N/A
433394048	Compliance	N/A	12/22/2020	N/A	N/A	N/A
433394199	Valuation	Resolved	3/5/2021	3: Curable	1: Acceptable	* Property Issues indicated (Lvl 3)
433394199	Valuation	Resolved	4/28/2021	3: Curable	1: Acceptable	* Property Issues indicated (Lvl 3)
433394046	N/A	N/A	2/26/2021	N/A	N/A	N/A
433394047	N/A	N/A	1/21/2021	N/A	N/A	N/A
433394198	Compliance	Resolved	5/11/2021	3 - Material	1: Acceptable	TRID Disclosure Dates and Personal Delivery Validation Test
433394045	Compliance	Waived	1/15/2021	3: Curable	1: Acceptable	* TRID fee violation; Fee Category Tolerance Exceeded. (Lvl 1)
433394045	Complaince	Resolved	1/15/2021	3: Curable	1: Acceptable	* TRID violation; E-sign consent violation; E-sign consent was not executed prior to e-delivery. (Lvl 3)
433394044	N/A	N/A	[Redacted]	N/A	N/A	N/A
433394043	N/A	N/A	[Redacted]	N/A	N/A	N/A
433394197	N/A	N/A	3/19/2021	N/A	N/A	N/A
433394042	N/A	N/A	3/10/2021	N/A	N/A	N/A
433394041	Credit	Resolved	1/19/2021	3: Curable	1: Acceptable	* TRID fee violation; Closing Disclosure fees exceeding 0% allowable tolerance from Loan Estimate (Lvl 3)
433394040	Compliance	Resolved	2/11/2021	3: Curable	1: Acceptable	* TRID fee violation; Closing Disclosure fees exceeding 0% allowable tolerance from Loan Estimate (Lvl 3)
433394039	Eligibility	Resolved	1/18/2021	3: Curable	1: Acceptable	* Loan Eligibility (Lvl 3)
433394039	Valuation	Resolved	1/18/2021	3: Curable	1: Acceptable	* Property zoned rural and contains more than 10 acres (Lvl 3)
433394039	Credit	Resolved	1/18/2021	3: Curable	1: Acceptable	* Missing underwriting exception form (Lvl 3)
433394038	N/A	N/A	1/18/2021	N/A	N/A	N/A
433394037	Compliance	Resolved	1/26/2021	3: Curable	1: Acceptable	* TRID fee violation; Closing Disclosure fees exceed 0% allowable tolerance from Loan Estimate
433394037	Compliance	Resolved	1/26/2021	3: Curable	1: Acceptable	* Missing re-issued TIL Unable to determine MDIA date compliance (Lvl 3)
433394037	Compliance	Resolved	1/26/2021	3: Curable	1: Acceptable	* TRID CD date violation; receipt date of initial Closing Disclosure can't be determined (Lvl 3)
433394196	N/A	N/A	4/6/2021	N/A	N/A	N/A
433394036	N/A	N/A	1/24/2021	N/A	N/A	N/A
433394195	N/A	N/A	3/9/2021	N/A	N/A	N/A
433394035	Compliance	Resolved	2/25/2021	3: Curable	1:Acceptable	* TRID CD disclosure violation; missing estimated taxes, insurance and assessments on Closing Disclosure. (Lvl 3)
433394034	Credit	Resolved	2/11/2021	3: Curable	1:Acceptable	* Missing final application (Lvl 3)
433394034	Credit	Resolved	2/11/2021	3: Curable	1:Acceptable	* Title issue (Lvl 3)
433394034	Compliance	Resolved	2/11/2021	3: Curable	1:Acceptable	* TRID fee violation; Closing Disclosure fees exceeding 0% allowable tolerance from Loan Estimate (Lvl 3)
433394194	Credit	Resolved	4/6/2021	3: Curable	1:Acceptable	* Deficient Income Documentation (Lvl 3)
433394193	Eligibility	Unable to Resolve	5/5/2021	3: Curable	3: Curable	* Loan Eligibility (Lvl 3)
433394193	Compliance	Unable to Resolve	5/5/2021	3: Curable	3: Curable	* TRID LE date violation; missing initial Loan Estimate; unable to determine TRID date of compliance (Lvl 3)
433394033	Credit	Resolved	4/6/2021	3: Curable	1: Acceptable	* Missing final application (Lvl 3)
433394191	N/A	N/A	4/6/2021	N/A	N/A	N/A
433394188	Credit	Resolved	4/5/2021	3: Curable	1: Acceptable	* Missing final application (Lvl 3)
433394189	N/A	N/A	4/5/2021	N/A	N/A	N/A
433394187	Compliance	Unable to Cure	5/10/2021	3 - Material	3 - Material	TRID LE date violation; initial Loan Estimate was issued more than three days after application
433394186	Credit	Resolved	5/11/2021	3 - Material	1: Acceptable	Hazard insurance coverage amount is insufficient.
433394186	Credit	Resolved	5/11/2021	3 - Material	1 : Acceptable	Flood Insurance Coverage Inadequate
433394186	Eligibility	Resolved	5/11/2021	1 - Information	1 - Information	Loan Eligibility
433394183	Compliance	Resolved	5/20/2021	3 - Material	1 : Acceptable	TRID: Missing Closing Disclosure
433394179	Compliance	Unable to Resolve	5/5/2021	3: Curable	3: Curable	* RESPA violation; HUD-Homeownership Counseling List was not provided within the required timeframe (Lvl 3)
433394179	Compliance	Unable to Resolve	5/5/2021	3: Curable	3: Curable	* TRID CD date violation; receipt date of initial Closing Disclosure can't be determined (Lvl 3)
433394179	Compliance	Resolved	4/8/2021	3: Curable	1: Acceptable	* RESPA violation; missing Service Transfer Disclosure (Lvl 3)
433394179	Compliance	Unable to Resolve	5/5/2021	3: Curable	3: Curable	* Missing evidence that the lender provided a Service Provider List within three days after application (Lvl 3)
433394179	Credit	Resolved	4/8/2021	3: Curable	1: Acceptable	* Transmittal (1008) is Missing (Lvl 3)
433394177	N/A	N/A	4/19/2021	N/A	N/A	N/A
433394175	Credit	Resolved	5/5/2021	3 - Material	1- Acceptable	Title Coverage is Less than Subject Lien(s) Total
433394164	N/A	N/A	5/4/2021	N/A	N/A	N/A
433394165	Credit	Resolved	5/10/2021	1 - Information	1 - Information	Certificate of Investment Purpose Disclosure Document is missing
433394165	Credit	Resolved	5/10/2021	1 - Information	1 - Information	Hazard Insurance Policy is Missing
433394165	Credit	Resolved	5/10/2021	1 - Information	1 - Information	Missing Title evidence
433394165	Compliance	Resolved	5/10/2021	1 - Information	1 - Information	Missing HUD-1 Closing Statement
433394165	Credit	Resolved	5/10/2021	1 - Information	1 - Information	Missing subject property tax certificate
433394190	Compliance	Resolved	5/21/2021	3 - Material	1 : Acceptable	TRID LE date violation; missing initial Loan Estimate; unable to determine TRID date of compliance
433394176	Credit	Resolved	5/21/2021	1 - Information	1 - Information	Loan does not conform to program guidelines
433394174	Credit	Resolved	5/21/2021	3 - Material	1 : Acceptable	Borrower 1 Total Years Employment Verified is Less Than 24 Months
433394182	Compliance	Resolved	5/21/2021	3 - Material	1 : Acceptable	TRID CD date violation; missing final Closing Disclosure. Unable to determine TRID date compliance.
433394182	Compliance	Resolved	5/21/2021	3 - Material	1 : Acceptable	TRID: Missing Closing Disclosure
433394182	Compliance	Resolved	5/21/2021	3 - Material	1 : Acceptable	TRID: Missing Loan Estimate

Deal Loan ID	Finding Comment	Lender Response	Lender Status
433394054	N/A	N/A	N/A
433394053	QC verified there are 3 Loan estimates in the file all dated [Redacted] however 2 are duplicates. The Intial LE used is dated [Redacted] with an E date of [Redacted] at 2:14 pm reflects a Loan Origination fee only. The revised LE is also dated [Redacted] however the E Date is [Redacted] at 10:58 AM PST and reflects a Loan Origination Fee and Discount points. The remaining CD's Reflect the same. The LE are not signed. Since the Discount points were not disclosed on the initial LE Section A Originatiion Charged cannot increase from the Initial LE.

The revised LE has an inaccurate document date ([Redacted]). The document shows it was created on [Redacted]. [Redacted] 581. There is a Change of Circumstance document ([Redacted] 612) that corresponds with the [Redacted] date. The initial LE doesn't show discount points associated with the loan and shows up initially on the revised LE.
433394052	QC verified the Closing Disclosures has an increase in the Appraisal fee from [Redacted] to [Redacted] and TRID does not allow these fees to increase. This is a DSCR non owner but nothing in file reflects for buiness use on cash out and all documents are in the name of the borrower. In addition no documentation on where employed.

	Appraisal fee increased from [Redacted] to [Redacted]	TRID does not apply to busines purpose loans	[Redacted] QC verified not required since Investment. This Finding is resolved and cleared.
433394052	QV Verified the HUD Homeowner Counseling list is missing and not on the Tracking Report Document is missing from loan file and is not included on tracking list.	Does not apply to business purpose loans	[Redacted] QC received rebuttal confirming Investment property and Homeowner Counseling letter not required since Investment. This finding is resolved and cleared
433394051	The initial loan application is not signed by the borrower or the broker.	Uploaded executed 1003	Reviewed document; cleared condition
433394051	Missing Business and Occupancy Affidavit and evidence the borrower's own [Redacted] as titled on the Deed of Trust for the purchase of the subject property	Uploaded Business Purpose and Occupancy Affidavit signed by the borrower at time of application	Reviewed document; cleared condition
433394051	Verified missing executed Affiliated Business disclosure	DeepHaven does not have any affiliates, we do not have an Affiliated Business disclosure	Cleared condition due to the disclosure not being applicable
433394051	Verified missing Service Transfer disclosure	Uploaded Servicing Disclosure	Reviewed document; cleared condition
433394050	Verified the Initial Loan Appication is not signed and dated by the Borrower and the Loan Officer failed to sign the date the Application was taken.	[Redacted]: uploaded the intital signed 1003
[Redacted]: The processor just told me the 1003 signed on [Redacted] is the initial 1003 that was signed by the borrower. They send the 1003 on[Redacted] but it had their name misspelled so they did not sign that 1003	[Redacted] QC recived in trailing docs the Initial Signed signed 1003 from [Redacted]
[Redacted] The processor just told me the 1003 signed on [Redacted] is the initial 1003 that was signed by the borrower. They send the 1003 on [Redacted] but it had their name misspelled so they did not sign that 1003
433394049	N/A	N/A	N/A
433394048	N/A	N/A	N/A
433394199	[Redacted] QC received in Trailing Docs the signed final 1003. This finding is resolved and cleared.

QC unable to locate an exception approving the use of the subject property based on the issues below.
The CDA  dated [Redacted] has a Value that is Indeterminate. The Primary Risk indicators are Inadaquate property Description, Zoning Issue land Use. and Highest and best use. The summary reflects [Redacted] has this as a SFR with a detached guest house and the appraiser states 2 family. per the county the 2nd unit is legal but is unclear if the subject is a duplex or  or a SFR with a guest house. The subject also is located in the [Redacted] and its permitted uses are unknownand the highest and best use is in question. This was sourced from Appraisal 1 dated [Redacted]

There is a second appraisal in file dated [Redacted] which is an exterior appraisal only.. The appraiser reflects the subject as a SFR [Redacted] detached 1unit with a second house on the property. It is zoned AG and there is nothing referencing property is located in the [Redacted]The appraiser provided 1 comparable 3.46 miles from subject with a 2nd house. The appraiser did not view or inspect the 2nd house on the property7 however did provide a copy of the MLS listing.

Per the [Redacted] Loan Underwriting Guidelines dated [Redacted] [Redacted] Multi[ple Dwellings on [Redacted] with 2 or more detached single-family homes on a single lot are generally ineligible for financing.
433394199	[Redacted] QC received in Trailing Docs the signed final 1003. This finding is resolved and cleared.

QC unable to locate an exception approving the use of the subject property based on the issues below."QC unable to locate an exception approving the use of the subject property based on the issues below.
The CDA  dated [Redacted] has a Value that is Indeterminate. The Primary Risk indicators are Inadaquate property Description, Zoning Issue land Use. and Highest and best use. The summary reflects [Redacted] has this as a SFR with a detached guest house and the appraiser states 2 family. per the county the 2nd unit is legal but is unclear if the subject is a duplex or  or a SFR with a guest house. The subject also is located in the [Redacted] and its permitted uses are unknownand the highest and best use is in question. This was sourced from Appraisal 1 dated [Redacted]

There is a second appraisal in file dated [Redacted] which is an exterior appraisal only.. The appraiser reflects the subject as a SFR [Redacted]detached 1unit with a second house on the property. It is zoned AG and there is nothing referencing property is located in the [Redacted] The appraiser provided 1 comparable 3.46 miles from subject with a 2nd house. The appraiser did not view or inspect the 2nd house on the property7 however did provide a copy of the MLS listing.

Per the dh mtg Loan Underwriting Guidelines dated [Redacted][Redacted] Multi[ple Dwellings on One Lot State Properties with 2 or more detached single-family homes on a single lot are generally ineligible for financing."
433394046	N/A	N/A	N/A
433394047	N/A	N/A	N/A
433394198	Resolved-Provided explanation is sufficient, ok to proceed as is. - [Redacted]
Open-The Final CD was dated [Redacted] and was issued in person, but was not executed by the borrower until [Redacted]. - [Redacted]-[Redacted]
Open-This loan failed the TRID disclosure dates and personal delivery validation test.This loan contains either:A Revised Loan Estimate Receipt Date that is after the Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date that is after the Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date that is after the Revised Closing Disclosure Delivery Date.However, the method of delivery is marked as "Personal." Please review the loan data to ensure the dates and method of delivery are correct. - System Admin-[Redacted]
433394045	The Initial Loan estimate reflected the Transfer Taxes as [Redacted] and rounds to the nearest dollar. The Initial Closing Disclosure and the Revised Closing Disclosure reflects the actual charge not rounded as [Redacted]. Even though Charges cannot increase in Section A at all, the CFPB does allow this due to the Initial Loan estimate does not allow the Lender to reflect the true charge for the [Redacted] cents. Therefore this issue is resolved and cleared.	This was an error for the reviewer. This should not be a condition; waived.
QC Verified the intitial LE rounds to the nearest dollaer, there fore the CD reflects the true amount with an additional [Redacted]. This finding is resolved and cleared
433394045	Verified date from tracking summary. Document was sent [Redacted]. [Redacted]	Received email notification the borrower accepted the eConsent on [Redacted]	[Redacted] QC recived rebuttal with copy of e sign consent accepted from borrower. This finding is resolved and cleared.
433394044	N/A	N/A	N/A
433394043	N/A	N/A	N/A
433394197	N/A	N/A	N/A
433394042	N/A	N/A	N/A
433394041	QC verified This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))
The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).
One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,462.50.
Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. The Discount Points in the amount of [Redacted]was not disclosed in the initial LE and there was not a Change of Circumstance that referenced the fees charged for the points.

	Initial LE did not include discount points. Discount points were added on the third revision of the LE dated [Redacted]. [Redacted]. There were 3 change of circumstance letters found but none that addressed the discount points.	Uploaded trailing docs to clear finding	[Redacted] QC received in Trailing Docs a COC for the discount points as of [Redacted]. Added the COC to the points and reran Compliance Ease. The loan passed and this finding is resolved and cleared.
433394040	QC verified This loan failed the charges that cannot increase test.
The loan contains charges that exceed the good faith determination.
The Credit Report Fee of the final charges exceed the comparable amount. Your total tolerance violation is $[Redacted]
433394039	QC verified Loan Originator is same as Borrower. Per [Redacted] report, lender made an exception for this non-arms length transaction; however, there is not an exception form in the loan file.

Broker is same as borrower. Per [Redacted] report, lender made an exception for this non-arms length transaction; however, there is not an exception form in the loan file.	Uploaded exception form	[Redacted] QC received in Trailing Docs exception approval. Signoff By - [Redacted]
Exception Note Date: [Redacted] [Redacted]
Exception Category: Collateral
Notes: Exception requested for Rural Property having [Redacted] acres where the max permissible is 15 acres.
Appraiser notes lot size is typical for the area with no agricultural use, no farm use, and property is not income producing. COMPENSATING FACTORS INCLUDE: 1) High FICO of[Redacted] where 660 is the minimum requirement 2) DTI below [Redacted] where 50% is the max permissible 3) High residual income exceeding
[Redacted] where [Redacted] is the minimum requirement 4)Mortgage history at[Redacted] across several mortgage loans dating back to 2006.
Manager Notes: OK to proceed with 21 acre subject property. Comp Factors: 1) [Redacted]FICO, 2) [Redacted] DTI,
3) [Redacted] per month residual income, and 4)Mortgage history [Redacted] over 60+ months.
This Finding is resolved and cleared
433394039	Guidelines 11.8.24 state:
Maximum acreage allowed is 15, which includes road frontage and subject property - Subject property is [Redacted] Acres and exceeds guidelines for[Redacted] Property.
Comparables are more than 5 miles away from the subject – 4 of the 6 comparable properties are greater than 5 miles from subject property for [Redacted] Property.
Net adjustments within guidelines. However, Gross Adjustment above [Redacted] at [Redacted], [Redacted] and [Redacted] and appear to be variance due to land/acreage and age/condition of comparable.
Appraiser Note: Lack of sales extended time to 12 months and expanded search area over 1 mile due to lack of sales.	Uploaded exception form	[Redacted]QC received in Trailing Docs copy of exception. Manager Notes: OK to proceed with 21 acre subject property. Comp Factors: 1) [Redacted] FICO, 2) [Redacted]DTI,
3) [Redacted] per month residual income, and 4)Mortgage history [Redacted] over 60+ months. Signoff Date - [Redacted]
Signoff By - [Redacted]. This finding is resolved and cleared
433394039	Guidelines 11.8.24 state:
Maximum acreage allowed is [Redacted], which includes road frontage and subject property - Subject property is [Redacted] Acres and exceeds guidelines for Rural Property.
Comparables are more than [Redacted] miles away from the subject – 4 of the 6 comparable properties are greater than 5 miles from subject property for Rural Property.
Net adjustments within guidelines. However, Gross Adjustment above 15% at 22,5%, 22.3% and 33.9% and appear to be variance due to land/acreage and age/condition of comparable.
Appraiser Note: Lack of sales extended time to 12 months and expanded search area over 1 mile due to lack of sales.	Uploaded exception form	[Redacted] QC received in Trailing Docs exception approval. Signoff By - [Redacted]
Exception Note Date: [Redacted] [Redacted]
Exception Category: Collateral
Notes: Exception requested for Rural Property having [Redacted] acres where the max permissible is 15 acres.
Appraiser notes lot size is typical for the area with no agricultural use, no farm use, and property is not income producing. COMPENSATING FACTORS INCLUDE: 1) High FICO of[Redacted] where 660 is the minimum requirement 2) DTI below [Redacted] where 50% is the max permissible 3) High residual income exceeding
[Redacted] where [Redacted] is the minimum requirement 4)Mortgage history at[Redacted] across several mortgage loans dating back to 2006.
Manager Notes: OK to proceed with 21 acre subject property. Comp Factors: 1) [Redacted]FICO, 2) [Redacted] DTI,
3) [Redacted] per month residual income, and 4)Mortgage history [Redacted] over 60+ months.
This Finding is resolved and cleared
433394038	N/A	N/A	N/A
433394037	QC verified the final Closing Disclosure for the Credit Report fees of [Redacted]exceed the Revised Closing Disclosure Credit Report Fee of [Redacted] by $[Redacted]. This is a fee that cannot increase. There was no lender credit listed on the Final Closing disclosure that could offset the increase.	Uploaded Trailing Documents	[Redacted] QC received in Trailing Docs a CD with a COC for the Credit Report. Ran CE again and passed. This issue is resoved and cleared.
433394037	Notice of Changed Circumstance in the file in CIC PDF dated [Redacted]. Base Loan Amount was changed. No revised LE found to correspond with this change.	I do not have a copy of the signed [Redacted] CD only the below screen shot of our eDisclosure Tracking showing proof borrower acknowledgement	QC received the Initial closing disclosuredated [Redacted] in the trailing docs. This finding is resolved and cleared
[Redacted] QC received trailing docs which has a CD and COC dated [Redacted] however the CD provided in the Trailing docs is for [Redacted]. Need a copy of the [Redacted] initial closing disclosure.  Per their email there is an Initial CD sent and signed in [Redacted] which should have an issue date of [Redacted].  Once we can proceed and run compliance

The issue is that the document sent to has an issue date of [Redacted] closing date [Redacted] and disbursement date [Redacted] unexecute with a COC.
There is also an executed CD in file Issued [Redacted], Closing Date [Redacted] and Disbursement date [Redacted] which is our closing Disclosure and is executed and is the Final CD.
433394037	QC veriified Missing Intial Closing Disclosure

Missing initial CD. There is a Change in Circumstance document dated [Redacted] (pg. [Redacted] of full file doc) . There is also a Disclosure Tracking Summary (Pg [Redacted] of full file doc) showing an initial CD dated [Redacted] was sent and received.	I do not have a copy of the signed [Redacted] CD only the below screen shot of our eDisclosure Tracking showing proof borrower acknowledgement	QC received in trailing Docs the Revised TIL dated [Redacted]. This finding is resolved and cleared.
[Redacted] QC received trailing docs which has a CD and COC dated [Redacted] however the CD provided in the Trailing docs is for [Redacted]. Need a copy of the [Redacted] initial closing disclosure.  Per their email there is an Initial CD sent and signed in [Redacted] which should have an issue date of [Redacted].  Once we can proceed and run compliance

The issue is that the document sent to has an issue date of [Redacted] closing date [Redacted] and disbursement date [Redacted] unexecute with a COC.
There is also an executed CD in file Issued [Redacted], Closing Date [Redacted] and Disbursement date [Redacted] which is our closing Disclosure and is executed and is the Final CD.
433394196	N/A	N/A	N/A
433394036	N/A	N/A	N/A
433394195	N/A	N/A	N/A
433394035	QC verified missing Initial closing disclosure. Unable to run Compliance Ease. Initial closing disclosure is missing from loan file.
433394034	[Redacted] QC received in Trailing Docs the signed final 1003. This finding is resolved and cleared. QC verified missing executed Final Application (1003) Missing final 1003.
433394034	[Redacted] QC received in Trailing Docs an updated Title Policy reflecting all liens in the Schedule B of the title commitment were paid and removed from the final Title Policy. This finding is resolved and cleared

QC verified  need proof of liens paid, or updated Title reflecting liens removed

Schedule B Exceptions:
Open lien for unsecured property taxes recorded [Redacted], [Redacted], iao [Redacted]
Open lien for unsecured property taxes recorded [Redacted], [Redacted], iao [Redacted].
Open lien for unsecured property taxes recorded[Redacted], [Redacted], iao [Redacted]
Open lien for unsecured property taxes recorded [Redacted], [Redacted], iao [Redacted].
QC verified missing evidence of payoff

Open lien for unsecured property taxes recorded [Redacted], [Redacted], iao [Redacted]
Open lien for unsecured property taxes recorded [Redacted],[Redacted], iao[Redacted]
Open lien for unsecured property taxes recorded [Redacted], [Redacted], iao [Redacted]
None of the release information on pages [Redacted] relates to these liens. No proof of satisfaction in file for these liens. Page 108 shows payment to[Redacted] iao [Redacted], but cannot confirm which liens may have been paid with these funds.
433394034	[Redacted] QC received in Trailing docs a COC for the credit report and with a Revised Closing disclosure sent to borrower. CE is not responding to this even though it takes care of the Issue. Appears to be an [Redacted] or [Redacted] issue of some kind. Therefor is issue is resolved and cleared.

QC verified This loan failed the charges that cannot increase test. The loan contains charges that exceed the good faith determination.
The Credit Report Fee final charges exceed the comparable amount. Your total tolerance violation is [Redacted]
433394194	QC verified missing the Bank Statement Worksheet that is provided by the lender validating their calculation of the Bank Statement income
433394193	QC verified unable to process Compliance until receipt of Initial Loan Estimate.
433394193	QC verified the Inital Loan estimate is missing from the file. The initial loan application is dated [Redacted] and the earliest Loan Estimate on file is dated [Redacted] which is not within the acceptable date range..

Initial Application on file is dated [Redacted]but earliest Loan Estimate on file is dated [Redacted] which is not within the acceptable date range.
433394033	QC verified final executed loan application (1003) is missing from the file.
433394191	N/A	N/A	N/A
433394188	QC verified missing executed Final Loan Application (1003).
433394189	N/A	N/A	N/A
433394187	Unable to Resolve-Per Lender, unable to cure. - [Redacted]-[Redacted]

Open-The application date is [Redacted] but the initial disclosures were sent out on [Redacted] which is more than three days after application - [Redacted]-[Redacted]
433394186	Resolved-Lender uploaded sufficient coverage for walls in and flood insurance and explained the issues. - [Redacted]-[Redacted]
Open-QC verified that per underwriting conditions, hazard insurance coverage must be equal to the lesser of the loan amount or the full replacement value of the property improvements. HOI binder includes flood insurance, and only insures dwelling up to [Redacted] . RCE not provided. - [Redacted]-[Redacted]
433394186	Resolved-Lender uploaded sufficient coverage for walls in and flood insurance and explained the issues. - [Redacted]-[Redacted]

Open-QC verified that per underwriting conditions, hazard insurance coverage must be equal to the lesser of the loan amount or the full replacement value of the property improvements. HOI binder includes flood insurance, and only insures dwelling up to $25,000. RCE not provided. - [Redacted]-[Redacted]
433394186	Resolved-null - [Redacted]-[Redacted]
Open-null - [Redacted]-[Redacted]
Open-An exception for [Redacted] project having investor concentration of [Redacted] was approved on [Redacted] found in Underwriting Exception pdf. Compensating factors include: High Fico, low DTI, low housing ratio, reserves in excess of 12 months, residual income above [Redacted] per month, and all mortgages paid as agreed. - [Redacted]-[Redacted]
433394183	Resolved-Per Lender's clarification the finding has been cleared. (The loan is e-closed) - Due Diligence Vendor-[Redacted]
Open-Per Lender's clarification the finding has been cleared. (The loan is e-closed) - Due Diligence Vendor-[Redacted]
Open-Missing Final Closing Disclosure with signature date of [Redacted] - Due Diligence Vendor-[Redacted]
433394179	QC verified the HUD Homeowner Counseling list in file was not provded to the borrower within the required timeframe Missing HUD-Homeownership counseling list
433394179	QC verified missing the Initial Closing Disclosure per the Disclosure tracking report. Compliance Ease cannt be processed till this is received. Missing initial CD
433394179	QC verified the uploaded trailing document is sufficent Servicing Transfer Disclosure, finding has been resolved.

QC verified missing the Servicing Transfer Disclosure

Missing Service transfer disclosure
433394179	QC verified the Service Provider List is attached to the Initial Loan Estimate dated [Redacted] and was not provided to the borrower witing 3 days of the Initial Loan Application date [Redacted]

Missing Service provider list
433394179	QC verified the uploaded 1008 is sufficient, finding has been resolved QC verified missing the 1008. Missing 1008
433394177	N/A	N/A	N/A
433394175	Resolved-Uploaded Supplemental Report provide sufficient Title Coverage for this loan. Finding has been resolved - Due Diligence Vendor-[Redacted]

Open-Current Title Commitment does not reflect the Title Coverage for this loan. No other evidence of title coverage was located on file. - Due Diligence Vendor-[Redacted]
433394164	N/A	N/A	N/A
433394165	Resolved-Received Business Purpose Cert from lender. This issue is now resolved. - [Redacted]-[Redacted]

Open-Missing Borrower Certification of Business Purpose disclosure, which according to guidelines, is required. - [Redacted]-[Redacted]
433394165	Resolved-Received HOI policy from lender and entered data. This issue is resolved. - [Redacted]-[Redacted]

Open-Hazard Insurance Policy is missing. A paid receipt for the hazard premium was provided, but it does not identify insurance policy details. - [Redacted]-[Redacted]
433394165	Resolved-Received title evidence from lender and entered data. This issue is resolved. - [Redacted]-[Redacted] Open-Missing title evidence. - [Redacted]-[Redacted]
433394165	Resolved-Received Final HUD from lender and entered data. This issue is resolved. - [Redacted]-[Redacted] Open-Missing HUD-1 or Closing Disclosure. - [Redacted]-[Redacted]
433394165	Resolved-Received property tax certificate from lender and entered data. This issue is resolved. - [Redacted]-[Redacted]

Open-Missing tax certificate or any evidence of property tax amount other than what was documented on the appraisal. - [Redacted]-[Redacted]
433394190	Resolved-Per Lender email "This is a DSCR file, TRID does not apply. Document sent in error" - Due Diligence Vendor-[Redacted]
Open-Although this is a Business Purpose DSCR loan and it is not governed under TRID rules, the Initial Loan Estimate dated [Redacted] is missing. - Due Diligence Vendor-[Redacted]
433394176	Resolved-Lender uploaded the Rate Lock Confirmation Sheet to confirm the borrower utilized the buydown option to remove the PPP, which according to guidelines, is allowed. This finding is now resolved. - Due Diligence Vendor-[Redacted]

Open-Per Deephaven DSCR guidelines, DSCR loans must have a prepayment penalty. This loan does not have a prepayment penalty and there is not a loan exception in the file that addresses this issue. - Due Diligence Vendor-[Redacted]
433394174	Resolved-Lender has uploaded sufficient VOE for the borrower that shows ownership for years. - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Resolved- - Due Diligence Vendor-[Redacted]

Resolved- - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Resolved- - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months - Due Diligence Vendor-[Redacted]
433394182	Resolved-Received Final CD. Finding has been resolved. - Due Diligence Vendor-[Redacted] Open-Missing Final Closing Disclosure with signature date of [Redacted] - Due Diligence Vendor-[Redacted]
433394182	Resolved-Received initial CD. Finding has been resolved. - Due Diligence Vendor-[Redacted] Open-Missing initial Closing Disclosure - Due Diligence Vendor-[Redacted]
433394182	Resolved-Received the LE's from the lender. Finding has been resolved. - Due Diligence Vendor-[Redacted] Open-Missing Loan Estimate dated [Redacted] - Due Diligence Vendor-[Redacted]